16 Investments (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfInvestmentsLineItems [Line Items]
Commitments in relation to joint ventures		R$ 632	R$ 5,936	R$ 81,263
Contingent liabilities incurred in relation to interests in joint ventures		227,467	89,688	40,324
Contingent liabilities incurred in relation to interests in associates		28,891
Other	[1]	(8,122)
Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Other	[1]	(8,122)
Contingent liabilities		1,428	R$ 78,793	R$ 61,341
Associates [Member] | Domino Holdings [member]
DisclosureOfInvestmentsLineItems [Line Items]
Other	[1]	(153)
Associates [Member] | Others [member]
DisclosureOfInvestmentsLineItems [Line Items]
Other	[1]	R$ (7,969)

[1]	R$ 7,969 of Impairment of Estacao Osasco Desenvolvimento Imobiliario SA, an associate of UEG Araucaria, and R$ 153 of liquidation of Domino.